TRADE RECEIVABLES, NET (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Beginning balance	$ 1,162	$ 904
Change in provision for the year	564	432
Derecognition of bad debts	(201)	(174)
Ending balance	$ 1,525	$ 1,162